Commitments and contingencies - Gross reinsurance premiums written (Details) - item	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross written premium by intermediary
Number of reinsurance intermediaries	4	4	4
Gross written premium by intermediary	59.00%	56.00%	58.00%
AON Corporation and subsidiaries
Gross written premium by intermediary
Gross written premium by intermediary	22.00%	22.00%	24.00%
Guy Carpenter and Company and subsidiaries
Gross written premium by intermediary
Gross written premium by intermediary	18.00%	18.00%	18.00%
WT Butler and Co. Ltd
Gross written premium by intermediary
Gross written premium by intermediary	10.00%	8.00%	7.00%
Willis Group and subsidiaries
Gross written premium by intermediary
Gross written premium by intermediary	9.00%	8.00%	9.00%